IMPAIRMENT OF ASSETS - Impairments (Reversals of Impairments) Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	$ 5,804,000	$ 6,936,000
Impairment reversed	(1,255,000)	0
Manufacturing facility closures, restructuring and other related charges
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	2,054,000	6,136,000
Impairment reversed	(1,255,000)
Manufacturing facility closures, restructuring and other related charges | Inventories
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	634,000	1,297,000
Impairment reversed	(504,000)
Manufacturing facility closures, restructuring and other related charges | Land
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	0	370,000
Impairment reversed	0
Manufacturing facility closures, restructuring and other related charges | Buildings
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	236,000	820,000
Impairment reversed	0
Manufacturing facility closures, restructuring and other related charges | Manufacturing equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	987,000	3,649,000
Impairment reversed	(751,000)
Manufacturing facility closures, restructuring and other related charges | Computer equipment and software
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	114,000	0
Impairment reversed	0
Manufacturing facility closures, restructuring and other related charges | Furniture, office equipment and other
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	18,000	0
Impairment reversed	0
Manufacturing facility closures, restructuring and other related charges | Construction in progress
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	65,000	0
Impairment reversed	0
Cost of sales
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	3,750,000	800,000
Impairment reversed	0
Cost of sales | Inventories
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	2,877,000	716,000
Impairment reversed	0
Cost of sales | Manufacturing equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	224,000	0
Impairment reversed	0
Cost of sales | Computer equipment and software
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	35,000	0
Impairment reversed	0
Cost of sales | Construction in progress
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	542,000	84,000
Impairment reversed	0
Cost of sales | Intangibles
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment recognized	72,000	$ 0
Impairment reversed	$ 0